CONDENSED BALANCE SHEETS (Unaudited) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 5,694	$ 320,946	$ 105,256
Prepaid expenses	2,693	2,693
Total current assets	8,387	323,639	105,256
Property and equipment, net of accumulated depreciation of $15,902, $13,517 and $9,297, respectively	12,461	14,846	13,642
Total assets	20,848	338,485	118,898
Current liabilities:
Accounts payable and accrued expenses	3,327	16,833	33,081
Accrued interest	241,054	178,209	86,431
Due to related party	14,800	14,000	14,000
Convertible notes payable	742,040	762,040	200,000
Total current liabilities	1,001,221	971,082	333,512
Convertible notes payable, long term	1,325,000	1,280,000	850,000
Total liabilities	2,326,221	2,251,082	1,183,512
Deficiency in stockholders' equity:
Common stock, no par value; 5,000,000 shares authorized, 1,817,978 shares issued and outstanding, respectively	1,058,000	1,058,000	1,058,000
Additional paid in capital	386,274	386,274	231,914
Accumulated deficit	(3,749,647)	(3,356,871)	(2,354,528)
Total deficiency in stockholders' equity	(2,305,373)	(1,912,597)	(1,064,614)
Total liabilities and deficiency in stockholders' equity	$ 20,848	$ 338,485	$ 118,898